LVIP Nomura Social Awareness Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.28%
Aerospace & Defense–0.54%
FTAI Aviation Ltd.	16,603	$4,067,735
		4,067,735
Automobile Components–0.41%
BorgWarner, Inc.	56,872	3,085,875
		3,085,875
Automobiles–0.86%
†Tesla, Inc.	17,491	6,502,279
		6,502,279
Banks–5.66%
East West Bancorp, Inc.	80,186	8,560,657
JPMorgan Chase & Co.	60,380	17,761,381
U.S. Bancorp	194,287	10,104,867
Webster Financial Corp.	92,860	6,446,341
		42,873,246
Beverages–0.91%
PepsiCo, Inc.	44,352	6,887,422
		6,887,422
Biotechnology–2.99%
†Insmed, Inc.	42,013	6,869,966
†Natera, Inc.	24,656	4,930,953
†Neurocrine Biosciences, Inc.	30,351	3,998,441
†Vertex Pharmaceuticals, Inc.	15,254	6,811,521
		22,610,881
Broadline Retail–3.73%
†Amazon.com, Inc.	135,582	28,237,663
		28,237,663
Building Products–1.62%
Carlisle Cos., Inc.	10,520	3,509,682
Trane Technologies PLC	20,920	8,718,201
		12,227,883
Capital Markets–3.17%
Blackrock, Inc.	7,552	7,262,834
Evercore, Inc. Class A	19,169	5,722,138
Intercontinental Exchange, Inc.	41,421	6,514,695
Raymond James Financial, Inc.	30,798	4,459,242
		23,958,909
Chemicals–2.00%
Corteva, Inc.	65,881	5,514,899
DuPont de Nemours, Inc.	55,774	2,554,449
Linde PLC	14,213	7,046,237
		15,115,585
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies–0.52%
Waste Management, Inc.	17,120	$3,934,005
		3,934,005
Communications Equipment–1.03%
Cisco Systems, Inc.	100,506	7,798,261
		7,798,261
Construction & Engineering–2.49%
Quanta Services, Inc.	34,272	18,816,013
		18,816,013
Consumer Finance–0.56%
Ally Financial, Inc.	108,842	4,269,872
		4,269,872
Consumer Staples Distribution & Retail–1.40%
Casey's General Stores, Inc.	14,547	10,588,179
		10,588,179
Diversified Telecommunication Services–1.09%
AT&T, Inc.	157,455	4,564,621
Comcast Corp. Class A	129,044	3,704,853
		8,269,474
Electrical Equipment–1.76%
AMETEK, Inc.	18,279	3,918,287
Eaton Corp. PLC	16,075	5,749,545
Emerson Electric Co.	27,820	3,644,976
		13,312,808
Entertainment–1.82%
†Netflix, Inc.	91,572	8,804,648
Walt Disney Co.	51,531	4,966,558
		13,771,206
Financial Services–2.08%
Visa, Inc. Class A	52,033	15,726,454
		15,726,454
Ground Transportation–1.50%
CSX Corp.	175,385	7,199,554
Knight-Swift Transportation Holdings, Inc.	72,150	4,154,397
		11,353,951
Health Care Equipment & Supplies–2.23%
Abbott Laboratories	57,584	5,912,149
†Boston Scientific Corp.	56,174	3,524,919
†Edwards Lifesciences Corp.	47,314	3,788,905
†Lantheus Holdings, Inc.	48,178	3,654,301
		16,880,274
Health Care Providers & Services–0.84%
Cigna Group	23,908	6,377,459
		6,377,459
LVIP Nomura Social Awareness Fund–1

LVIP Nomura Social Awareness Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology–0.21%
†Veeva Systems, Inc. Class A	8,902	$1,563,725
		1,563,725
Hotels, Restaurants & Leisure–1.69%
Aramark	90,219	3,657,478
Starbucks Corp.	49,459	4,431,032
Texas Roadhouse, Inc.	28,312	4,675,444
		12,763,954
Household Durables–0.56%
Toll Brothers, Inc.	31,088	4,242,579
		4,242,579
Industrial REITs–0.54%
First Industrial Realty Trust, Inc.	70,859	4,099,193
		4,099,193
Insurance–1.73%
Axis Capital Holdings Ltd.	59,716	6,055,800
Reinsurance Group of America, Inc.	34,482	7,039,845
		13,095,645
Interactive Media & Services–8.43%
Alphabet, Inc. Class A	156,232	44,926,074
Meta Platforms, Inc. Class A	32,937	18,844,246
		63,770,320
IT Services–0.81%
Accenture PLC Class A	21,819	4,326,490
†Snowflake, Inc. Class A	12,025	1,813,610
		6,140,100
Leisure Products–0.49%
†YETI Holdings, Inc.	101,901	3,728,558
		3,728,558
Life Sciences Tools & Services–1.25%
†Repligen Corp.	23,762	2,799,639
Thermo Fisher Scientific, Inc.	13,542	6,656,299
		9,455,938
Machinery–3.68%
Caterpillar, Inc.	15,327	10,858,566
Lincoln Electric Holdings, Inc.	19,737	4,916,092
Parker-Hannifin Corp.	13,529	12,111,702
		27,886,360
Media–0.02%
†Versant Media Group, Inc.	5,123	189,654
		189,654
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–4.20%
ConocoPhillips	62,191	$8,209,212
Diamondback Energy, Inc.	45,657	9,030,498
Expand Energy Corp.	61,917	6,797,249
Permian Resources Corp. Class A	364,763	7,776,747
		31,813,706
Pharmaceuticals–3.36%
Eli Lilly & Co.	17,550	16,141,963
Merck & Co., Inc.	77,033	9,266,300
		25,408,263
Real Estate Management & Development–0.54%
†Jones Lang LaSalle, Inc.	13,478	4,101,625
		4,101,625
Semiconductors & Semiconductor Equipment–12.88%
Broadcom, Inc.	89,185	27,603,649
NVIDIA Corp.	324,639	56,617,042
†ON Semiconductor Corp.	65,496	4,055,512
Qnity Electronics, Inc. Class W/I	27,886	3,217,487
Texas Instruments, Inc.	30,887	5,996,402
		97,490,092
Software–10.20%
†Adobe, Inc.	7,810	1,898,455
†Crowdstrike Holdings, Inc. Class A	16,459	6,425,758
Intuit, Inc.	7,368	3,185,776
Microsoft Corp.	103,108	38,167,488
Oracle Corp.	32,201	4,737,089
†Palo Alto Networks, Inc.	26,794	4,295,614
†PTC, Inc.	18,224	2,596,738
Roper Technologies, Inc.	12,142	4,296,568
Salesforce, Inc.	24,479	4,569,495
†ServiceNow, Inc.	42,679	4,462,090
†Tyler Technologies, Inc.	7,464	2,555,524
		77,190,595
Specialized REITs–0.47%
American Tower Corp.	20,676	3,568,264
		3,568,264
Specialty Retail–2.60%
Dick's Sporting Goods, Inc.	21,576	4,278,305
Home Depot, Inc.	28,349	9,323,703
Tractor Supply Co.	134,132	6,076,179
		19,678,187
Technology Hardware, Storage & Peripherals–5.65%
Apple, Inc.	168,522	42,769,198
		42,769,198
LVIP Nomura Social Awareness Fund–2

LVIP Nomura Social Awareness Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.31%
NIKE, Inc. Class B	44,072	$2,327,883
		2,327,883
Water Utilities–0.45%
American Water Works Co., Inc.	24,955	3,396,126
		3,396,126
Total Common Stock (Cost $259,701,215)		751,345,399

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.79%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.60%)	5,965,350	$5,965,350
Total Money Market Fund (Cost $5,965,350)		5,965,350

TOTAL INVESTMENTS–100.07% (Cost $265,666,565)	757,310,749
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(531,881)
NET ASSETS APPLICABLE TO 14,215,586 SHARES OUTSTANDING–100.00%	$756,778,868

†Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP Nomura Social Awareness Fund–3